Intangible Assets - Detail Of Intangible Assets (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Avianca Peru S.A. [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Disposals and retirements, intangible assets other than goodwill	$ 10,171
Other Intangible Assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions of other intangibles	33,346	$ 28,567
Other Intangible Assets [member] | SAP Project [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions of other intangibles		17,566
Other Intangible Assets [member] | J2C Project [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions of other intangibles		13,056
Other Intangible Assets [member] | SOC Project [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions of other intangibles		8,848
Other Intangible Assets [member] | CRM Project [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions of other intangibles	2,179	$ 5,936
Other Intangible Assets [member] | Core System project [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions of other intangibles	1,108
Other Intangible Assets [member] | Digital Transformation Project [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions of other intangibles	2,387
Other Intangible Assets [member] | Software and Webpages [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions of other intangibles	$ 4,071